per share amounts (Details) - shares shares in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2018	Jun. 30, 2017
earnings per share amounts
Basic total weighted average number of Common Shares outstanding	596		592		595	591
Effect of dilutive securities
Share option awards			1			1
Diluted total weighted average number of Common Shares outstanding	596		593		595	592
Share option awards
Effect of dilutive securities
Outstanding share option awards excluded in the computation of diluted net income per Common Share	0	0	0	0